Investments - Analysis of net investment income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Fixed maturities, short term investments and cash equivalents	$ 982,275	$ 1,046,255	$ 1,178,038
Equity securities and other investments	35,388	29,807	17,804
Funds withheld	12,783	12,090	12,240
Total gross investment income	1,030,446	1,088,152	1,208,082
Investment expenses	(72,730)	(75,804)	(70,313)
Net investment income	$ 957,716	$ 1,012,348	$ 1,137,769